Capital Management (Components of Ratios) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted net debt to adjusted EBITDA	1.8	2.2
Debt to capital (Limit 0.65:1:00)	0.32 : 1.00	0.35 : 1.00
Adjusted EBITDA to adjusted finance costs	8.6	7.2